Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We did not grant stock options to our NEOs in 2025, but did grant stock appreciation rights in 2025, including to certain of our NEOs, and may continue to do so in the future. In so granting, the Compensation, Nominating & Governance Committee may do so during regularly scheduled compensation committee meetings, special committee meetings, and/or by unanimous written consent. We do not take material nonpublic information into account in determining the timing or terms of such awards. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation, Nominating & Governance Committee may review other factors in determining whether and when to grant equity compensation, including retention and incentive needs, accounting and tax considerations, and such other considerations as are further described above, including in the section entitled “Compensation Philosophy”.
Award Timing Method	In so granting, the Compensation, Nominating & Governance Committee may do so during regularly scheduled compensation committee meetings, special committee meetings, and/or by unanimous written consent. We do not take material nonpublic information into account in determining the timing or terms of such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account in determining the timing or terms of such awards. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false